EQUITY (Details)	12 Months Ended
Dec. 31, 2025 shares
Equity
Ordinary shares held by Codere Newco	30,000,000
Ordinary shares held by Codere Newco Percentage	66.30%
Other shareholders	15,249,812
Other shareholders Percentage	33.70%
Ordinary shares outstanding	45,249,812
Ordinary shares outstanding Percentage	100.00%